Fees Summary	Jan. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 300,000,000
Previously Paid Amount	0
Total Fee Amount	41,430
Total Offset Amount	0
Net Fee	$ 41,430